UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund: BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.0%
County/City/Special District/School District — 16.4%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	$205	$230,643
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	1,027,598
5.00%, 8/01/30	1,000	1,157,520
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	224,870
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	513,986
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (a)	1,000	213,630
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,268,542
5.00%, 11/15/45	1,250	1,438,487
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	440,420
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	162,558
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	279,434
Hudson Yards Infrastructure Corp., RB, Series A:
5.75%, 2/15/47	1,000	1,139,360
(AGC), 5.00%, 2/15/47	1,250	1,254,363
(AGM), 5.00%, 2/15/47	750	752,618
(NPFGC), 4.50%, 2/15/47	1,000	1,003,070
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/45	465	541,934
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,133,660
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,389,900
4 World Trade Center Project, 5.75%, 11/15/51	545	625,933

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	$1,100	$1,184,821

		15,983,347
Education — 37.6%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	286,623
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	344,463
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	399,458
New York Law School Project, 5.00%, 7/01/41	130	142,328
New York Law School Project, 4.00%, 7/01/45	185	187,007
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	778,092
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	198,980
4.00%, 12/01/34	130	138,674
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	440	513,168
American Museum of Natural History, Series A, 5.00%, 7/01/41	500	566,785
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	700	738,759
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	469,741
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,804,285
Series B, 4.00%, 8/01/35	230	241,686

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	$200	$227,118
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	906,697
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	195	229,457
4.00%, 7/01/46	375	394,391
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,662,945
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/21 (b)	500	578,735
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	456,828
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	192,037
5.00%, 7/01/42	115	122,196
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	564,665
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	279,280
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,106,340

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	$1,000	$1,124,710
5.00%, 7/01/44	500	559,990
State of New York Dormitory Authority, RB:
5.00%, 3/15/30	1,000	1,228,010
Columbia University, Series A-2, 5.00%, 10/01/46	250	339,880
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	340,722
Fordham University, Series A, 5.00%, 7/01/28	500	570,975
New School (AGM), 5.50%, 7/01/20 (b)	350	396,329
New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	1,500	1,505,235
New York University, Series B, 5.00%, 7/01/37	500	572,930
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,044,870
Rochester Institute of Technology, 5.00%, 7/01/40	550	604,466
Series B, 5.75%, 3/15/36	600	650,058
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	660,366
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,116,440
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	230,690
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,375,229
Cornell University, Series A, 5.00%, 7/01/40	250	276,825
Fordham University, 5.00%, 7/01/44	640	727,238
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,380	1,569,350
New York University, Series A, 5.00%, 7/01/37	745	853,666
Pratt Institute, Series A, 5.00%, 7/01/44	500	555,955
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,761,000

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	$600	$696,240
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	509,814
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	375	439,121
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	545	640,664
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	310	352,495
Adelphi University Project, 5.00%, 10/01/35	310	351,621
Hofstra University Project, 5.00%, 7/01/47	100	115,560

		36,701,187
Health — 12.6%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	561,875
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	555,205
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	204,608
5.00%, 12/01/46	320	360,163
Series A, 5.00%, 12/01/37	850	933,793
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	827,131
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	166,485

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	$895	$979,166
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	584,720
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/17 (b)	1,250	1,259,963
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,249
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,249
Mental Health Services (AGM), 5.00%, 2/15/22	80	83,954
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,249
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	250	286,870
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	529,300
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	750	834,945
5.25%, 5/01/34	1,840	2,061,959
5.00%, 5/01/41	750	824,828
5.00%, 5/01/43	1,140	1,290,138

		12,360,850
Housing — 4.0%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program, 5.25%, 7/01/32	915	1,055,050
Fund Grant Program, New York City Housing Authority Program, 5.00%, 7/01/33	400	451,524
5.25%, 7/01/30	750	873,532
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	524,305

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 5/01/40	$445	$506,103
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	330	343,220
Affordable M/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	110	114,780

		3,868,514
State — 11.3%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,071,110
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	857,480
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	493,264
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	708,625
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/19 (b)	540	593,336
Sub-Series B-1, 5.00%, 11/15/31	750	875,235
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	750	898,950
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,141,730
5.00%, 3/15/42	1,400	1,575,448
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	1,000	1,054,960

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	$500	$589,560
5.00%, 3/15/32	1,000	1,174,540

		11,034,238
Tobacco — 1.2%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series B, 5.00%, 6/01/45	300	320,196
Series C, 5.00%, 6/01/51	270	287,153
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	290	322,790
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	295	298,278

		1,228,417
Transportation — 22.2%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	663,165
Series A-1, 5.25%, 11/15/34	270	314,358
Series C, 6.50%, 11/15/28	145	156,833
Series D, 5.25%, 11/15/41	2,000	2,275,880
Series E, 5.00%, 11/15/38	650	735,137
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series B-2, 3.13%, 11/15/33	330	332,907
Green Bond, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	545,990
Series D, 5.25%, 11/15/31	750	882,510
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	1,345	1,483,414
5.00%, 11/15/51	115	125,073
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	282,649
Consolidated, 189th Series, 5.00%, 5/01/45	860	986,257

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	$490	$566,406
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	285,995
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,089,960
Series I, 5.00%, 1/01/37	1,325	1,499,476
Series I, 5.00%, 1/01/42	425	479,175
Series K, 5.00%, 1/01/32	750	872,587
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	326,780
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	635	388,169
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,143,190
General, Series A, 5.25%, 11/15/45	370	435,686
General, Series C, 5.00%, 11/15/18 (b)	615	651,679
General, Series C, 5.00%, 11/15/38	385	406,340
Sub-Series A, 5.00%, 11/15/29	1,485	1,729,416

		21,659,032
Utilities — 13.7%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,130,210
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,165,200
Series DD, 5.00%, 6/15/32	1,100	1,145,815
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	555,835
Series C (CIFG), 5.25%, 9/01/29	1,000	1,238,840

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	$110	$126,500
Electric System, Series B, 5.00%, 9/01/46	495	567,537
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,690	1,823,307
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	2,000	2,191,500
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	745,719
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,133,660
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	150	154,071
Series E, 5.00%, 12/15/41	1,000	1,157,780
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	250	283,172

		13,419,146
Total Municipal Bonds in New York		116,254,731
Puerto Rico — 1.7%
Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,679,600
Total Municipal Bonds — 120.7%		117,934,331

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 39.5%
County/City/Special District/School District — 15.0%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,957,741
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	1,000	1,218,210

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)	$64	$68,794
Sub-Series C-3 (AGC), 5.75%, 8/15/28	936	1,012,876
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,152,500
Sub-Series I-1, 5.00%, 3/01/36	250	286,750
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	588,895
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,050,663
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,978,831
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,372,292

		14,687,552
Education — 2.3%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,247,791
State — 6.6%
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,784,524
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,186,614
4.00%, 10/15/32	1,500	1,653,780
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	829,140

		6,454,058
Transportation — 3.0%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	855,952

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	$800	$914,312
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	1,000	1,168,870

		2,939,134
Utilities — 12.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18	114	119,683
5.75%, 6/15/40 (b)	381	400,274
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,540,021
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,251,971
Series FF-2, 5.50%, 6/15/40	405	440,332
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	691	741,588
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,305,633
Restructuring, 5.00%, 12/15/36	1,006	1,193,191
Restructuring, Series B, 4.00%, 12/15/35	280	306,197

		12,298,890
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.5%		38,627,425
Total Long-Term Investments (Cost — $146,073,171) — 160.2%		156,561,756

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.60% (e)(f)	179,567	$179,603
Total Short-Term Securities (Cost — $179,603) — 0.2%		179,603
Total Investments (Cost — $146,252,774*) — 160.4%		156,741,359
Other Assets Less Liabilities — 2.0%		1,954,977
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.1)%		(20,657,830)
VRDP Shares, at Liquidation Value — (41.3)%		(40,348,053)

Net Assets Applicable to Common Shares — 100.0%		$97,690,453

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$125,862,392

Gross unrealized appreciation	$10,666,396
Gross unrealized depreciation	(391,580)

Net unrealized appreciation	$10,274,816

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $1,482,731.

(e)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,095,574	(916,007)	179,567	$179,603	$2,828	$102	—

[1]	Includes net capital gain distributions

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(25)	5-Year U.S. Treasury Note	September 2017	$2,957,812	$(4,368)
(46)	10-Year U.S. Treasury Note	September 2017	$5,809,656	(17,483)
(29)	Long U.S. Treasury Bond	September 2017	$4,460,563	(36,290)
(7)	Ultra U.S. Treasury Bond	September 2017	$1,155,875	(13,883)
Total				$(72,024)

Fair Value Hierarchy as of Period End

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$156,561,756	—	$156,561,756
Short-Term Investments	$179,603	—		179,603

Total	$179,603	$156,561,756	—	$156,741,359

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(72,024)	—	—	$(72,024)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(20,604,151)	—	$(20,604,151)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

Total	—	$(61,104,151)	—	$(61,104,151)

During the period ended May 31, 2017, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Quality Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Quality Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Quality Trust

Date: July 24, 2017